Employee Information - Summary of Wages and Salaries and Social Security Expenses (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Information About Employees [line items]
Wages and salaries	kr 166,406,417	kr 154,729,302	kr 152,100,147
Social security expenses	85,776,085	64,768,431	kr 82,824,511
Employee remuneration [member]
Disclosure of Information About Employees [line items]
Wages and salaries	77,983,000,000	84,996,000,000
Social security expenses	15,422,000,000	16,442,000,000
Of which pension costs	kr 5,929,000,000	kr 6,175,000,000